Legal proceedings and IP Indemnification Claims Narrative (Details) - M2M Solutions LLC [Member] - patent	1 Months Ended
	Aug. 31, 2014	Jan. 31, 2012
COMMITMENTS AND CONTINGENCIES
Patents found not infringed		1
Loss Contingency, Patents Allegedly Infringed, Number	1	2